CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Class A
ADS ratio	650	650	650
Cost of revenue
Share-based compensation expense	$ 21,434	$ (22,682)	$ 142,404
General and administrative expenses
Share-based compensation expense	512,837	1,237,663	1,754,275
Research and development expenses
Share-based compensation expense	180,355	545,673	1,716,316
Sales and marketing expenses
Share-based compensation expense	$ (10,061)	$ 59,974	$ 103,324